Non-Controlling Interests - Earnings of Subsidiaries with Non-Controlling Interests (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Revenues	$ 2,721	$ 2,101	$ 2,347
Net earnings (loss)	(425)	(253)	176
Total comprehensive earnings (loss)	(610)	(355)	131
Amounts attributable to the non-controlling interests:
Net earnings (loss)	112	34	94
Total comprehensive earnings (loss)	83	84	77
TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Revenues	470	436	446
Net earnings (loss)	139	97	183
Total comprehensive earnings (loss)	66	223	138
Amounts attributable to the non-controlling interests:
Net earnings (loss)	50	40	73
Total comprehensive earnings (loss)	21	90	56
Distributions paid to Canadian Power Holdings Inc.	100	80	69
TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Revenues	265	146	181
Net earnings (loss)	103	(13)	43
Total comprehensive earnings (loss)	103	(13)	43
Amounts attributable to the non-controlling interests:
Net earnings (loss)	62	(6)	21
Total comprehensive earnings (loss)	62	(6)	21
Distributions paid to Canadian Power Holdings Inc.	$ 56	$ 17	$ 37